UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE, 20TH FLOOR

NEW YORK, NEW YORK 10022

(Address of Principal Executive Offices) (Zip Code)

Jeffrey Dillabough, Esq.

Secretary

Weiss Strategic Interval Fund

320 Park Avenue, 20th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/2018)	Expenses Paid During the Period (1/1/18 to 6/30/2018)
Weiss Strategic Interval Fund
Actual	$1,000.00	$1,118.00	$37.60
Hypothetical(5% return before expenses)	$1,000.00	$985.04	$35.24

See Notes to Financial Statements.

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Long-Term Investments 360.1%
Common Stocks 324.2%
Aerospace & Defense 4.7%
Huntington Ingalls Industries, Inc.(1)	2,400	$520,296
L3 Technologies, Inc.(1)	4,347	836,015
Lockheed Martin Corp.	1,826	539,455
Maxar Technologies Ltd.(1)	9,378	473,777
Northrop Grumman Corp.(1)	15,678	4,824,121
Raytheon Co.	2,174	419,973
United Technologies Corp.(1)	9,216	1,152,276

		8,765,913

Air Freight & Logistics 3.2%
CH Robinson Worldwide, Inc.(1)	21,735	1,818,350
United Parcel Service, Inc., Class B(1)	39,544	4,200,759

		6,019,109

Airlines 12.4%
Alaska Air Group, Inc.	80,594	4,867,072
American Airlines Group, Inc.	210,494	7,990,352
Delta Air Lines, Inc.(1)	9,080	449,823
Southwest Airlines Co.	189,529	9,643,236

		22,950,483

Automobiles 0.3%
Thor Industries, Inc.(1)	5,405	526,393
Banks 2.2%
BankUnited, Inc.(1)	50,662	2,069,543
Prosperity Bancshares, Inc.	30,429	2,080,126

		4,149,669

Beverages 5.0%
Coca-Cola European Partners PLC(1),(2)	143,828	5,845,170
Molson Coors Brewing Co., Class B(1)	50,729	3,451,601

		9,296,771

Biotechnology 0.5%
Shire PLC, ADR(1)	4,927	831,678
Building Products 0.4%
Fortune Brands Home & Security, Inc.(1)	7,245	388,984
Masco Corp.	5,100	190,842
Owens Corning(1)	3,362	213,050

		792,876

Capital Markets 5.6%
AllianceBernstein Holding L.P.(1)	86,420	2,467,291
Charles Schwab Corp. (The)	8,694	444,263
Northern Trust Corp.(1)	14,490	1,490,876
TD Ameritrade Holding Corp.	21,735	1,190,426
Virtu Financial, Inc., Class A(1)	181,125	4,808,869

		10,401,725

Chemicals 7.4%
Celanese Corp., Series A(1)	3,188	354,059
FMC Corp.	5,796	517,061
Huntsman Corp.(1)	14,490	423,108
Olin Corp.	94,560	2,715,763
Scotts Miracle-Gro Co. (The)	16,519	1,373,720
Sherwin-Williams Co. (The)	8,626	3,515,699
Tronox Ltd., Class A(1)	207,314	4,079,940

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Common Stocks
Chemicals
WR Grace & Co.(1)	9,419	690,507

		13,669,857

Commercial Services & Supplies 2.9%
Waste Management, Inc.(1)	65,727	5,346,234
Communications Equipment 1.9%
Cisco Systems, Inc.(1)	79,650	3,427,340
Finisar Corp.(1),(3)	3,602	64,836

		3,492,176

Construction & Engineering 0.6%
Dycom Industries, Inc.(1),(3)	4,343	410,457
Jacobs Engineering Group, Inc.(1)	10,317	655,026

		1,065,483

Construction Materials 1.4%
Eagle Materials, Inc.(1)	10,114	1,061,667
Martin Marietta Materials, Inc.	725	161,914
Vulcan Materials Co.(1)	10,563	1,363,261

		2,586,842

Containers & Packaging 2.1%
Ball Corp.	22,170	788,143
Bemis Co., Inc.	9,419	397,576
Graphic Packaging Holding Co.(1)	170,982	2,480,949
WestRock Co.(1)	4,347	247,866

		3,914,534

Diversified Consumer Services 1.6%
Service Corp. International/US(1)	82,147	2,940,041
Diversified Telecommunication Services 2.3%
AT&T, Inc.(1)	97,083	3,117,335
Verizon Communications, Inc.(1)	21,735	1,093,488

		4,210,823

Electric Utilities 15.1%
American Electric Power Co., Inc.(1)	91,287	6,321,625
Duke Energy Corp.(1)	52,164	4,125,129
Edison International(1)	30,600	1,936,062
Evergy, Inc.(1)	157,527	8,845,141
Exelon Corp.(1)	78,971	3,364,164
PPL Corp.	118,818	3,392,254

		27,984,375

Electrical Equipment 1.5%
Eaton Corp. PLC(1)	33,584	2,510,068
Emerson Electric Co.(1)	3,411	235,837

		2,745,905

Energy Equipment & Services 0.6%
Halliburton Co.	23,909	1,077,340
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	2,898	304,522
Walmart, Inc.	40,572	3,474,992

		3,779,514

Food Products 12.2%
Archer-Daniels-Midland Co.(1)	80,420	3,685,649
B&G Foods, Inc.	86,583	2,588,832
Bunge Ltd.(1)	45,264	3,155,353
Kellogg Co.	101,527	7,093,691

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Common Stocks
Food Products
Lamb Weston Holdings, Inc.(1)	52,005	3,562,863
Pinnacle Foods, Inc.	18,868	1,227,552
Tyson Foods, Inc., Class A(1)	20,707	1,425,677

		22,739,617

Health Care Equipment & Supplies 0.1%
Abbott Laboratories(1)	2,636	160,770
Health Care Providers & Services 2.0%
Cigna Corp.(1)	6,650	1,130,168
Humana, Inc.(1)	7,629	2,270,619
Owens & Minor, Inc.(1)	3,182	53,171
Patterson Cos., Inc.	5,712	129,491
Universal Health Services, Inc., Class B	290	32,318

		3,615,767

Hotels, Restaurants & Leisure 11.1%
BJ’s Restaurants, Inc.(1)	41,123	2,467,380
Bloomin’ Brands, Inc.(1)	66,101	1,328,630
Caesars Entertainment Corp.(3)	4,642	49,669
Cheesecake Factory, Inc. (The)(1)	38,732	2,132,584
Dunkin’ Brands Group, Inc.(1)	42,790	2,955,505
Eldorado Resorts, Inc.(1),(3)	11,580	452,778
Extended Stay America, Inc., UNIT(1)	4,634	100,141
Hilton Worldwide Holdings, Inc.(1)	16,432	1,300,757
Hyatt Hotels Corp., Class A(1)	14,214	1,096,610
International Game Technology PLC(1)	29,204	678,701
Red Rock Resorts, Inc., Class A(1)	45,723	1,531,721
Restaurant Brands International, Inc.(1),(2)	57,191	3,448,617
Royal Caribbean Cruises Ltd.(1)	14,200	1,471,120
Wendy’s Co. (The)	15,069	258,886
Wynn Resorts Ltd.	8,491	1,420,884

		20,693,983

Household Durables 1.7%
KB Home(1)	13,445	366,242
Leggett & Platt, Inc.(1)	29,049	1,296,747
Lennar Corp., Class A(1)	12,813	672,683
Newell Brands, Inc.	28,256	728,722

		3,064,394

Household Products 2.1%
Energizer Holdings, Inc.(1)	62,742	3,950,236
Independent Power and Renewable Electricity Producers 0.8%
NRG Energy, Inc.(1)	50,896	1,562,507
Industrial Conglomerates 1.4%
Honeywell International, Inc.(1)	18,489	2,663,340
Insurance 9.6%
Aspen Insurance Holdings Ltd.(2)	172,503	7,020,872
Hartford Financial Services Group, Inc. (The)(1)	72,450	3,704,369
Lincoln National Corp.(1)	30,485	1,897,691
RenaissanceRe Holdings Ltd.(2)	43,425	5,224,896

		17,847,828

Internet & Catalog Retail 0.2%
Duluth Holdings, Inc., Class B(1),(3)	18,500	440,115
Internet Software & Services 0.2%
Pandora Media, Inc.(1),(3)	3,732	29,408

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Common Stocks
Internet Software & Services
Twitter, Inc.(1),(3)	7,245	316,389

		345,797

IT Services 7.5%
Alliance Data Systems Corp.	12,316	2,872,091
DXC Technology Co.(1)	65,205	5,256,175
Global Payments, Inc.(1)	9,454	1,054,026
Leidos Holdings, Inc.(1)	15,997	943,823
Perspecta, Inc.(1)	185,472	3,811,450

		13,937,565

Leisure Products 1.3%
Callaway Golf Co.(1)	126,540	2,400,464
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.(1)	7,245	448,031
Machinery 4.0%
Caterpillar, Inc.	7,391	1,002,737
Deere & Co.(1)	19,991	2,794,742
Energy Recovery, Inc.(3)	10,088	81,511
Fortive Corp.	6,955	536,300
Illinois Tool Works, Inc.	433	59,988
Ingersoll-Rand PLC(1)	23,967	2,150,559
Timken Co. (The)	13,331	580,565
Wabtec Corp.	2,608	257,096

		7,463,498

Marine 0.2%
Scorpio Bulkers, Inc.(1)	42,572	302,261
Media 4.2%
CBS Corp., Class B, NVDR	5,796	325,851
Nexstar Media Group, Inc., Class A(1)	28,980	2,127,132
Sinclair Broadcast Group, Inc., Class A(1)	28,980	931,707
Twenty-First Century Fox, Inc., Class A(1)	20,286	1,008,011
Walt Disney Co. (The)(1)	31,879	3,341,238

		7,733,939

Metals & Mining 0.2%
Teck Resources Ltd., Class B(1),(2)	14,490	368,771
Multi-Utilities 6.7%
CMS Energy Corp.(1)	117,369	5,549,206
Dominion Energy, Inc.	65,205	4,445,677
NiSource, Inc.	19,713	518,058
Vectren Corp.(1)	27,328	1,952,585

		12,465,526

Multiline Retail 2.7%
Big Lots, Inc.(1)	27,531	1,150,245
Dollar General Corp.(1)	40,043	3,948,240

		5,098,485

Oil, Gas & Consumable Fuels 25.2%
Aegean Marine Petroleum Network, Inc.(2)	44,245	29,312
Anadarko Petroleum Corp.(1)	45,411	3,326,356
Arch Coal, Inc., Class A(1)	4,347	340,935
Chevron Corp.(1)	7,127	901,067
Cimarex Energy Co.(1)	21,271	2,164,112
ConocoPhillips	4,452	309,948
Crestwood Equity Partners L.P.(1)	4,451	141,319
CVR Energy, Inc.(1)	14,840	548,932
DCP Midstream L.P.(1)	17,458	690,464

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Devon Energy Corp.(1)	151,236	6,648,335
DHT Holdings, Inc.(2)	82,593	387,361
Encana Corp.(1),(2)	29,670	387,193
Energy Transfer Partners L.P.(1)	32,645	621,561
Enterprise Products Partners L.P.(1)	189,948	5,255,861
EOG Resources, Inc.(1)	43,917	5,464,592
Exxon Mobil Corp.	2,968	245,543
Golar LNG Ltd.(2)	60,629	1,786,130
Lilis Energy, Inc.(3)	11,717	60,928
Magellan Midstream Partners L.P.(1)	23,742	1,640,097
Marathon Oil Corp.(1)	188,027	3,922,243
Marathon Petroleum Corp.(1)	38,691	2,714,561
NGL Energy Partners L.P.(1)	1,551	19,388
Noble Energy, Inc.(1)	72,059	2,542,242
Occidental Petroleum Corp.(1)	5,936	496,724
Pioneer Natural Resources Co.	4,741	897,187
Plains All American Pipeline L.P.(1)	46,801	1,106,376
Scorpio Tankers, Inc.(2)	29,317	82,381
Targa Resources Corp.	8,694	430,266
Valero Energy Corp.	1,484	164,472
Valero Energy Partners L.P.(1)	21,578	821,474
Williams Cos., Inc. (The)(1)	39,227	1,063,444
World Fuel Services Corp.(1)	82,274	1,679,212

		46,890,016

Personal Products 0.2%
Coty, Inc., Class A(1)	29,682	418,516
Pharmaceuticals 2.0%
Allergan PLC(1)	4,773	795,755
AstraZeneca PLC, ADR(1),(2)	47,470	1,666,672
Bristol-Myers Squibb Co.(1)	13,572	751,074
Merck & Co., Inc.(1)	6,375	386,962
Novartis AG, ADR(1),(2)	2,529	191,041

		3,791,504

Real Estate Investment Trusts 124.8%
Acadia Realty Trust(1)	207,207	5,671,256
American Homes 4 Rent, Class A(1)	869,400	19,283,292
Apartment Investment & Management Co., Class A(1)	195,615	8,274,514
AvalonBay Communities, Inc.(1)	75,928	13,051,264
Boston Properties, Inc.(1)	153,594	19,263,759
Corporate Office Properties Trust(1)	354,521	10,277,564
DCT Industrial Trust, Inc.(1)	191,268	12,763,314
Easterly Government Properties, Inc.(1)	536,130	10,593,929
EPR Properties(1)	83,007	5,378,024
Equity LifeStyle Properties, Inc.(1)	173,880	15,979,572
HCP, Inc.(1)	274,727	7,093,451
Healthcare Realty Trust, Inc.	55,062	1,601,203
Healthcare Trust of America, Inc., Class A(1)	339,066	9,141,219
Highwoods Properties, Inc.(1)	130,813	6,636,143
Hudson Pacific Properties, Inc.(1)	208,656	7,392,682
Kilroy Realty Corp.(1)	55,379	4,188,868
Kimco Realty Corp.(1)	217,350	3,692,777
Liberty Property Trust(1)	391,230	17,343,226
Mid-America Apartment Communities, Inc.(1)	27,531	2,771,546
Omega Healthcare Investors, Inc.(1)	63,758	1,976,498
Outfront Media, Inc.(1)	50,715	986,407
Paramount Group, Inc.	731,601	11,266,655

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Regency Centers Corp.	28,980	1,799,078
Ryman Hospitality Properties, Inc.(1)	18,018	1,498,197
STAG Industrial, Inc.(1)	493,235	13,430,789
Taubman Centers, Inc.(1)	104,257	6,126,141
VICI Properties, Inc.(1)	669,229	13,812,887
Weyerhaeuser Co.(1)	11,592	422,644

		231,716,899

Road & Rail 3.7%
Canadian National Railway Co.(1),(2)	5,245	428,779
Celadon Group, Inc.(3)	6,410	19,166
JB Hunt Transport Services, Inc.	971	118,025
Kansas City Southern(1)	377	39,947
Knight-Swift Transportation Holdings, Inc.(1)	147,146	5,622,448
Ryder System, Inc.	8,694	624,751

		6,853,116

Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc.	7,970	764,482
KLA-Tencor Corp.(1)	7,245	742,830
Marvell Technology Group Ltd.(1),(2)	130,410	2,795,990
Maxim Integrated Products, Inc.(1)	14,490	849,983
Microchip Technology, Inc.(1)	28,980	2,635,731
NVIDIA Corp.(1)	2,463	583,485
STMicroelectronics N.V.(1),(2)	72,450	1,602,594
Texas Instruments, Inc.	14,490	1,597,523

		11,572,618

Software 5.0%
Activision Blizzard, Inc.(1)	49,266	3,759,981
Microsoft Corp.(1)	56,511	5,572,550

		9,332,531

Specialty Retail 7.5%
Advance Auto Parts, Inc.	30,073	4,080,906
Chico’s FAS, Inc.(1)	81,144	660,512
Children’s Place, Inc. (The)(1)	11,508	1,390,167
Dick’s Sporting Goods, Inc.(1)	13,041	459,695
Home Depot, Inc. (The)	2,029	395,858
Lowe’s Cos., Inc.(1)	13,476	1,287,901
Michaels Cos., Inc. (The)(3)	23,184	444,437
Ross Stores, Inc.(1)	19,272	1,633,302
TJX Cos., Inc. (The)(1)	30,193	2,873,770
Williams-Sonoma, Inc.	11,663	715,875

		13,942,423

Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	4,347	804,673
Western Digital Corp.(1)	18,837	1,458,172
Xerox Corp.(1)	18,837	452,088

		2,714,933

Textiles, Apparel & Luxury Goods 3.7%
Carter’s, Inc.(1)	30,551	3,311,423
Oxford Industries, Inc.(1)	6,375	528,997
PVH Corp.(1)	12,993	1,945,312
Tapestry, Inc.	19,967	932,659

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods
VF Corp.	869	70,841

		6,789,232

Trading Companies & Distributors 2.3%
Air Lease Corp.	101,430	4,257,017

Total Common Stocks (Cost $589,043,289)		602,129,440

	Principal
	Amount
Floating Rate Loans 23.1%
Somerset Re Ltd. Term Loan 3, 3 Month USD LIBOR + 0.50%, 2.82%	32,500,000	32,500,000
Somerset Re Ltd. Term Loan 4, 3 Month USD LIBOR + 0.50%, 2.83%	1,000,000	1,000,000
Somerset Re Ltd. Term Loan 5, 3 Month USD LIBOR + 0.50%, 2.86%	1,600,000	1,600,000
Weisshorn Re Ltd. Term Loan 1, 3 Month USD LIBOR + 0.50%, 2.83%	6,700,000	6,700,000
Weisshorn Re Ltd. Term Loan 2, 3 Month USD LIBOR + 0.50%, 2.83%	1,000,000	1,000,000

Total Floating Rate Loans (Cost $42,800,000)		42,800,000

Investments	Shares	Value
Exchange-Traded Funds 12.8%
Consumer Staples Select Sector SPDR Fund	38,327	1,974,990
Financial Select Sector SPDR Fund ETF	52,164	1,387,041
Health Care Select Sector SPDR Fund ETF(1)	12,745	1,063,698
Industrial Select Sector SPDR Fund(1)	81,867	5,864,133
Invesco DB US Dollar Index Bullish Fund, Class B(1)	22,258	555,115
iShares Russell 2000 ETF	4,452	729,104
iShares Transportation Average ETF	44,541	8,294,870
iShares U.S. Home Construction ETF(1)	61,439	2,343,898
SPDR S&P 500 ETF Trust	5,796	1,572,339

Total Exchange-Traded Funds (Cost $23,899,599)		23,785,188

Total Long-Term Investments (Cost $655,742,888)		668,714,628

Securities Sold Short (4)(328.6)%
Short Common Stocks (239.7)%
Aerospace & Defense (1.2)%
Boeing Co. (The)	2,898	(972,308)
BWX Technologies, Inc.	7,535	(469,581)
Rockwell Collins, Inc.	6,521	(878,248)

		(2,320,137)

Air Freight & Logistics (3.0)%
Expeditors International of Washington, Inc.	68,683	(5,020,727)
FedEx Corp.	2,465	(559,703)

		(5,580,430)

Airlines (0.8)%
Delta Air Lines, Inc.	10,143	(505,121)
Hawaiian Holdings, Inc.	28,980	(1,041,831)

		(1,546,952)

Auto Components (1.0)%
Aptiv PLC(2)	4,927	(451,461)
Autoliv, Inc.(2)	2,029	(290,593)
Gentex Corp.	25,792	(593,732)
Lear Corp.	2,608	(484,592)
Magna International, Inc.(2)	174	(10,115)

		(1,830,493)

Automobiles (0.8)%
Ford Motor Co.	37,674	(417,051)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Common Stocks
Automobiles
General Motors Co.	27,214	(1,072,232)

		(1,489,283)

Banks (3.6)%
JPMorgan Chase & Co.	28,980	(3,046,497)
People’s United Financial, Inc.	144,900	(2,621,241)
Sterling Bancorp	43,441	(1,020,864)

		(6,688,602)

Beverages (5.2)%
Brown-Forman Corp., Class B	16,091	(788,620)
Coca-Cola Co. (The)	76,449	(3,353,053)
PepsiCo, Inc.	50,144	(5,459,177)

		(9,600,850)

Biotechnology (1.5)%
AbbVie, Inc.	8,343	(772,979)
Amgen, Inc.	11,097	(2,048,395)

		(2,821,374)

Building Products (1.4)%
Allegion PLC(2)	2,898	(224,189)
AO Smith Corp.	7,245	(427,793)
Johnson Controls International PLC	42,137	(1,409,483)
Masco Corp.	14,866	(556,286)

		(2,617,751)

Capital Markets (5.0)%
KKR & Co. L.P.	103,871	(2,581,194)
Nasdaq, Inc.	57,960	(5,290,009)
Northern Trust Corp.	14,490	(1,497,528)

		(9,368,731)

Chemicals (3.1)%
CF Industries Holdings, Inc.	17,823	(791,341)
Chemours Co. (The)	31,954	(1,417,479)
DowDuPont, Inc.	8,694	(573,109)
Eastman Chemical Co.	4,927	(492,503)
HB Fuller Co.	12,807	(687,480)
PPG Industries, Inc.	14,548	(1,509,064)
RPM International, Inc.	6,104	(355,985)

		(5,826,961)

Commercial Services & Supplies (0.7)%
Republic Services, Inc.	19,688	(1,345,872)

Communications Equipment (3.3)%
Juniper Networks, Inc.	137,655	(3,774,500)
Nokia Oyj, ADR(2)	147,705	(849,304)
Telefonaktiebolaget LM Ericsson, ADR(2)	206,592	(1,584,561)

		(6,208,365)

Construction Materials (0.2)%
Martin Marietta Materials, Inc.	1,508	(336,782)

Containers & Packaging (0.1)%
Packaging Corp. of America	2,173	(242,920)

Distributors (0.5)%
Genuine Parts Co.	9,603	(881,459)

Diversified Telecommunication Services (0.9)%
CenturyLink, Inc.	92,447	(1,723,212)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Common Stocks
Diversified Telecommunication Services

Electric Utilities (9.0)%
ALLETE, Inc.	11,592	(897,337)
Alliant Energy Corp.	53,107	(2,247,488)
Avangrid, Inc.	11,592	(613,565)
Hawaiian Electric Industries, Inc.	17,388	(596,408)
IDACORP, Inc.	15,880	(1,464,771)
NextEra Energy, Inc.	2,967	(495,578)
PG&E Corp.	10,143	(431,686)
Pinnacle West Capital Corp.	7,383	(594,775)
Portland General Electric Co.	10,540	(450,690)
Southern Co. (The)	136,987	(6,343,868)
Xcel Energy, Inc.	56,175	(2,566,074)

		(16,702,240)

Electrical Equipment (0.9)%
Rockwell Automation, Inc.	9,699	(1,612,265)

Electronic Equipment, Instruments & Components (0.3)%
TE Connectivity Ltd.(2)	5,796	(521,988)

Food & Staples Retailing (0.2)%
Kroger Co. (The)	14,490	(412,241)

Food Products (10.7)%
Campbell Soup Co.	49,266	(1,997,244)
Flowers Foods, Inc.	238,470	(4,967,330)
Hershey Co. (The)	7,264	(675,988)
Hormel Foods Corp.	27,531	(1,024,429)
Ingredion, Inc.	31,612	(3,499,448)
JM Smucker Co. (The)	26,519	(2,850,262)
McCormick & Co., Inc.	25,391	(2,947,641)
Mondelez International, Inc., Class A	33,327	(1,366,407)
Sanderson Farms, Inc.	4,347	(456,933)

		(19,785,682)

Gas Utilities (0.2)%
South Jersey Industries, Inc.	11,592	(387,984)

Health Care Equipment & Supplies (1.5)%
Baxter International, Inc.	9,502	(701,628)
Becton Dickinson and Co.	4,615	(1,105,569)
Medtronic PLC(2)	6,432	(550,643)
Steris PLC(2)	3,182	(334,142)

		(2,691,982)

Health Care Providers & Services (1.5)%
AmerisourceBergen Corp.	5,546	(472,907)
Anthem, Inc.	3,182	(757,412)
Cardinal Health, Inc.	5,796	(283,019)
HCA Healthcare, Inc.	2,139	(219,461)
Quest Diagnostics, Inc.	9,482	(1,042,451)

		(2,775,250)

Hotels, Restaurants & Leisure (8.4)%
Boyd Gaming Corp.	53,990	(1,871,293)
Brinker International, Inc.	40,116	(1,909,522)
Chipotle Mexican Grill, Inc.(3)	296	(127,686)
Choice Hotels International, Inc.	4,057	(306,709)
Cracker Barrel Old Country Store, Inc.	29	(4,530)
Domino’s Pizza, Inc.	3,007	(848,485)
Las Vegas Sands Corp.	16,660	(1,272,158)
Marriott International, Inc., Class A	9,155	(1,159,023)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Common Stocks
Hotels, Restaurants & Leisure
Six Flags Entertainment Corp.	17,098	(1,197,715)
Texas Roadhouse, Inc.	21,909	(1,435,259)
Wendy’s Co. (The)	42,745	(734,359)
Wingstop, Inc.	34,950	(1,821,594)
Yum China Holdings, Inc.(2)	31,125	(1,197,067)
Yum! Brands, Inc.	22,284	(1,743,054)

		(15,628,454)

Household Durables (1.5)%
DR Horton, Inc.	27,010	(1,107,410)
Ethan Allen Interiors, Inc.	21,213	(519,718)
PulteGroup, Inc.	4,220	(121,325)
Toll Brothers, Inc.	29,828	(1,103,338)

		(2,851,791)

Household Products (7.8)%
Clorox Co. (The)	42,035	(5,685,234)
Colgate-Palmolive Co.	114,312	(7,408,561)
Procter & Gamble Co. (The)	18,156	(1,417,257)

		(14,511,052)

Industrial Conglomerates (2.0)%
3M Co.	10,076	(1,982,151)
General Electric Co.	124,247	(1,691,001)

		(3,673,152)

Insurance (6.4)%
Allstate Corp. (The)	28,980	(2,645,005)
Aon PLC(2)	28,980	(3,982,702)
CNA Financial Corp.	25,055	(1,144,513)
FNF Group	72,450	(2,725,569)
Loews Corp.	28,980	(1,399,154)

		(11,896,943)

IT Services (1.2)%
Science Applications International Corp.	431	(34,881)
Visa, Inc., Class A	9,346	(1,237,878)
Western Union Co. (The)	46,368	(942,661)

		(2,215,420)

Leisure Products (1.0)%
Acushnet Holdings Corp.	27,169	(664,554)
Polaris Industries, Inc.	9,940	(1,214,469)

		(1,879,023)

Life Sciences Tools & Services (0.6)%
Thermo Fisher Scientific, Inc.	5,796	(1,200,583)

Machinery (5.5)%
Allison Transmission Holdings, Inc.	13,592	(550,340)
Caterpillar, Inc.	10,115	(1,372,302)
Dover Corp.	16,604	(1,215,413)
Flowserve Corp.	18,173	(734,189)
Fortive Corp.	17,967	(1,385,435)
Graco, Inc.	7,535	(341,550)
Greenbrier Cos., Inc. (The)	8,694	(445,451)
Illinois Tool Works, Inc.	1,014	(140,500)
Kennametal, Inc.	32,094	(1,152,175)
Lincoln Electric Holdings, Inc.	11,969	(1,050,399)
Parker-Hannifin Corp.	3,014	(469,732)
Stanley Black & Decker, Inc.	725	(96,287)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Common Stocks
Machinery
Terex Corp.	28,458	(1,200,643)

		(10,154,416)

Media (0.3)%
Viacom, Inc., Class B	17,411	(525,116)

Metals & Mining (0.8)%
BHP Billiton Ltd., ADR(2)	19,623	(981,346)
Pan American Silver Corp.(2)	28,980	(518,742)

		(1,500,088)

Multi-Utilities (7.4)%
Ameren Corp.	14,840	(903,014)
CenterPoint Energy, Inc.	55,909	(1,549,238)
Consolidated Edison, Inc.	37,704	(2,940,158)
DTE Energy Co.	37,674	(3,904,157)
National Grid PLC, ADR(2)	61,611	(3,440,974)
NorthWestern Corp.	11,998	(686,886)
Sempra Energy	2,968	(345,261)

		(13,769,688)

Multiline Retail (0.5)%
Target Corp.	11,302	(860,308)

Oil, Gas & Consumable Fuels (7.4)%
Andeavor Logistics L.P.	7,770	(330,458)
Diamondback Energy, Inc.(3)	14,840	(1,952,499)
Dominion Energy Midstream Partners L.P.	21,082	(286,715)
Enbridge, Inc.(2)	31,878	(1,137,726)
Energy Transfer Equity L.P.	14,130	(243,742)
EQT Corp.	42,601	(2,350,723)
Euronav NV(2),(3)	7,414	(68,209)
Frontline Ltd.(2)	92,695	(541,339)
Genesis Energy L.P.	11,871	(260,094)
Hess Corp.	7,420	(496,324)
HollyFrontier Corp.	11,868	(812,127)
Kinder Morgan, Inc.	44,159	(780,290)
ONEOK, Inc.	22,253	(1,553,927)
PBF Energy, Inc., Class A	2,968	(124,448)
Peabody Energy Corp.	19,414	(882,949)
Phillips 66	9,494	(1,066,271)
Pioneer Natural Resources Co.	4,781	(904,756)

		(13,792,597)

Paper & Forest Products (0.5)%
Domtar Corp.	7,245	(345,876)
Louisiana-Pacific Corp.	23,184	(631,069)

		(976,945)

Personal Products (1.5)%
Estee Lauder Cos., Inc. (The), Class A	19,366	(2,763,335)

Pharmaceuticals (1.8)%
Eli Lilly & Co.	12,688	(1,082,667)
Johnson & Johnson	11,592	(1,406,573)
Pfizer, Inc.	15,863	(575,510)
Roche Holding AG, ADR(2)	7,912	(218,609)

		(3,283,359)

Professional Services (0.8)%
Robert Half International, Inc.	22,314	(1,452,641)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Common Stocks
Professional Services

Real Estate Investment Trusts (95.0)%
Alexandria Real Estate Equities, Inc.	22,530	(2,842,610)
American Campus Communities, Inc.	74,723	(3,204,122)
Brandywine Realty Trust	463,680	(7,826,918)
Columbia Property Trust, Inc.	173,910	(3,949,496)
Douglas Emmett, Inc.	211,902	(8,514,222)
Duke Realty Corp.	339,253	(9,848,515)
EastGroup Properties, Inc.	50,116	(4,789,085)
Empire State Realty Trust, Inc., Class A	51,218	(875,828)
Equity Residential	199,672	(12,717,110)
Essex Property Trust, Inc.	10,783	(2,577,892)
First Industrial Realty Trust, Inc.	83,642	(2,788,624)
Host Hotels & Resorts, Inc.	90,012	(1,896,553)
Invitation Homes, Inc.	304,290	(7,016,927)
Kite Realty Group Trust	108,675	(1,856,169)
Lexington Realty Trust	355,514	(3,103,637)
National Health Investors, Inc.	55,062	(4,056,968)
National Retail Properties, Inc.	253,575	(11,147,157)
Public Storage	21,735	(4,930,802)
Ramco-Gershenson Properties Trust	348,145	(4,598,995)
Realty Income Corp.	23,144	(1,244,916)
Rexford Industrial Realty, Inc.	7,245	(227,421)
Sabra Health Care REIT, Inc.	95,637	(2,078,192)
Senior Housing Properties Trust	176,277	(3,188,851)
SL Green Realty Corp.	198,513	(19,956,512)
STORE Capital Corp.	169,973	(4,657,260)
Sun Communities, Inc.	111,218	(10,886,018)
Tanger Factory Outlet Centers, Inc.	344,464	(8,091,459)
Terreno Realty Corp.	45,392	(1,709,917)
UDR, Inc.	185,631	(6,968,588)
Ventas, Inc.	79,695	(4,538,630)
Vornado Realty Trust	136,206	(10,068,348)
Welltower, Inc.	66,980	(4,198,976)

		(176,356,718)

Real Estate Management & Development (0.1)%
Realogy Holdings Corp.	4,768	(108,710)

Road & Rail (16.9)%
ArcBest Corp.	82,074	(3,750,782)
Canadian Pacific Railway Ltd.(2)	3,043	(556,930)
CSX Corp.	111,283	(7,097,630)
Heartland Express, Inc.	2,346	(43,518)
Landstar System, Inc.	28,980	(3,164,616)
Norfolk Southern Corp.	8,708	(1,313,776)
Old Dominion Freight Line, Inc.	4,347	(647,529)
Schneider National, Inc., Class B	23,472	(645,715)
Union Pacific Corp.	64,770	(9,176,614)
Werner Enterprises, Inc.	130,641	(4,905,569)

		(31,302,679)

Semiconductors & Semiconductor Equipment (2.3)%
Intel Corp.	38,060	(1,891,963)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(2)	67,208	(2,457,124)

		(4,349,087)

Software (1.1)%
SAP SE, ADR(2)	16,869	(1,951,069)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Common Stocks
Software

Specialty Retail (4.2)%
AutoNation, Inc.(3)	14,782	(718,110)
Best Buy Co., Inc.	13,621	(1,015,854)
Foot Locker, Inc.	17,758	(934,959)
Home Depot, Inc. (The)	11,285	(2,201,704)
L Brands, Inc.	14,490	(534,391)
Tile Shop Holdings, Inc.	21,735	(167,359)
Tractor Supply Co.	8,366	(639,915)
Williams-Sonoma, Inc.	26,950	(1,654,191)

		(7,866,483)

Technology Hardware, Storage & Peripherals (2.2)%
Apple, Inc.	5,291	(979,417)
NetApp, Inc.	35,413	(2,780,983)
Seagate Technology PLC	5,796	(327,300)

		(4,087,700)

Textiles, Apparel & Luxury Goods (1.3)%
NIKE, Inc., Class B	15,794	(1,258,466)
Ralph Lauren Corp.	3,768	(473,713)
VF Corp.	8,114	(661,453)

		(2,393,632)

Trading Companies & Distributors (4.3)%
Fastenal Co.	12,461	(599,748)
MSC Industrial Direct Co., Inc., Class A	3,686	(312,757)
WW Grainger, Inc.	22,894	(7,060,510)

		(7,973,015)

Water Utilities (0.3)%
American States Water Co.	8,172	(467,112)

Total Short Common Stocks (Cost $(435,527,351))		(445,110,922)
Short Exchange-Traded Funds (88.9)%
Alerian MLP ETF	50,668	(511,747)
Consumer Staples Select Sector SPDR Fund	41,152	(2,120,562)
Energy Select Sector SPDR Fund ETF	96,285	(7,311,883)
ETFMG Prime Cyber Security ETF	72	(2,664)
Financial Select Sector SPDR Fund ETF	39,135	(1,040,600)
Invesco QQQ Trust Series 1, Series 1	64,046	(10,993,496)
iShares 20+ Year Treasury Bond ETF	26,763	(3,257,592)
iShares Edge MSCI USA Momentum Factor ETF	13,273	(1,456,048)
iShares iBoxx $ High Yield Corporate Bond ETF	4,701	(399,961)
iShares MSCI China ETF	3,622	(233,981)
iShares MSCI Emerging Markets ETF	145,642	(6,310,668)
iShares MSCI Europe Financials ETF	26,055	(527,093)
iShares MSCI Eurozone ETF	14,862	(609,491)
iShares MSCI Turkey ETF	13,022	(393,525)
iShares Nasdaq Biotechnology ETF	9,482	(1,041,313)
iShares North American Tech-Software ETF	2,244	(409,934)
iShares PHLX Semiconductor ETF	1,159	(206,580)
iShares Russell 2000 ETF	170,343	(27,897,073)
iShares Russell 2000 Growth ETF	17,359	(3,546,964)
iShares Russell 2000 Value ETF	21,735	(2,867,281)
iShares Transportation Average ETF	6,774	(1,261,522)
iShares U.S. Real Estate ETF	6,665	(537,066)
iShares US Technology ETF	2,040	(363,671)
JPMorgan Alerian MLP Index ETN	14,839	(386,556)
KraneShares CSI China Internet ETF	5,526	(329,239)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

Investments	Shares	Value
Short Exchange-Traded Funds
Materials Select Sector SPDR Fund ETF	61,214	(3,554,697)
SPDR Bloomberg Barclays High Yield Bond ETF	464,937	(16,495,965)
SPDR S&P 500 ETF Trust	68,397	(18,554,738)
SPDR S&P Biotech ETF	12,193	(1,160,652)
SPDR S&P Homebuilders ETF	56,329	(2,227,812)
SPDR S&P Metals & Mining ETF	5,790	(205,371)
SPDR S&P Oil & Gas Exploration & Production ETF	58,426	(2,515,824)
SPDR S&P Regional Banking ETF	57,960	(3,535,560)
SPDR S&P Retail ETF	12,819	(622,491)
SPDR S&P Semiconductor ETF	34,124	(2,465,459)
Utilities Select Sector SPDR Fund ETF	187,516	(9,743,331)
VanEck Vectors Oil Services ETF	18,490	(485,732)
VanEck Vectors Semiconductor ETF	27,822	(2,856,485)
Vanguard Real Estate ETF	320,850	(26,133,232)
WisdomTree India Earnings Fund ETF	18,227	(458,774)
Xtrackers Harvest CSI 300 China A-Shares ETF	44	(1,167)

Total Short Exchange-Traded Funds (Cost $(165,309,624))		(165,033,800)

Total Securities Sold Short (Proceeds $600,836,975)		(610,144,722)

Total Investments, net of securities sold short (Cost $54,905,913) 31.5%		58,569,906
Other assets, less liabilities 68.5%		127,158,042

Net Assets 100.0%		$ 185,727,948

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & PoorFinancial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of June 30, 2018, is $409,623,633.
(2)	Foreign security.
(3)	Non-income producing.
(4)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange Traded Fund

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

June 30, 2018

At June 30, 2018 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	State Street Bank & Trust Co.	Buy	837,000	$620,117	7/31/18	$—	$(805)
Australian Dollar	State Street Bank & Trust Co.	Buy	319,000	234,746	7/31/18	1,288	—
British Pound	State Street Bank & Trust Co.	Buy	2,890,000	3,837,169	7/31/18	—	(18,388)
British Pound	State Street Bank & Trust Co.	Sell	280,000	367,007	7/31/18	—	(2,978)
Euro	State Street Bank & Trust Co.	Buy	2,509,000	2,925,017	7/31/18	10,673	—
Euro	State Street Bank & Trust Co.	Sell	73,000	85,031	7/31/18	—	(384)
Euro	State Street Bank & Trust Co.	Sell	222,000	257,664	7/31/18	—	(2,090)
Euro	State Street Bank & Trust Co.	Sell	565,000	658,118	7/31/18	—	(2,968)
Euro	State Street Bank & Trust Co.	Sell	633,000	742,686	7/31/18	2,036	—
Swedish Krona	State Street Bank & Trust Co.	Buy	14,091,000	1,603,254	7/31/18	—	(25,939)
Swedish Krona	State Street Bank & Trust Co.	Sell	255,000	28,855	7/31/18	311	—

Total Forward Exchange Contracts						$14,308	$(53,552)

Net unrealized appreciation (depreciation)							$(39,244)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Statement of Assets and Liabilities (unaudited)
June 30, 2018
	Weiss Strategic Interval Fund
ASSETS:

Investments, at value (Cost $655,742,888)	$668,714,628
Cash	74,787,699
Deposits at broker for shorts	50,268,053
Investment securities sold	205,326,330
Receivable for forward currency exchange contracts	14,308
Dividends and interest receivable	2,915,713
Prepaid expenses	30,651
Total assets	1,002,057,382
LIABILITIES:

Securities sold short, at value (proceeds of $600,836,975)	610,144,722
Payable for forward currency exchange contracts	53,552
Payable for investments purchased	201,128,445
Payable for performance fees	2,540,185
Payable for advisory fees (Note 4)	233,629
Payable for compliance fees	15,543
Payable for transfer agent fees and expenses	10,976
Payable for legal fees	21,954
Payable for fund administration and fund accounting fees	46,211
Miscellaneous fees	574
Payable for audit fees	71,632
Payable for custody fees	23,358
Payable for borrowing fees on securities sold short	360,428
Dividends and interest on securities sold short payable	1,678,225
Total liabilities	816,329,434
NET ASSETS	$185,727,948
NET ASSETS CONSISTS OF:

Paid-in capital	$166,061,445
Accumulated net investment loss	(6,633,104)
Accumulated net realized gain (loss) on investments, securities sold short and foreign currency translation	22,674,891
Net unrealized appreciation (depreciation) on:
Investments	12,971,740
Securities sold short	(9,307,747)
Forward currency exchange contracts	(39,244)
Foreign currency translation	(33)
Net unrealized appreciation	3,624,716
Total net assets	$185,727,948
Shares issued and outstanding	16,606,145
Net asset value and offering price per share	$11.1	8

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018(1)

Weiss Strategic Interval Fund
INVESTMENT INCOME:

Dividend income on long positions (net of foreign withholding taxes of $11,524)	$8,737,746
Interest	694,338
Total investment income	9,432,084
EXPENSES:

Performance fees	4,916,623
Investment advisory fees (See note 4)	1,105,127
Audit fees	71,632
Administration and fund accounting fees	46,211
Trustees’ fees	26,344
Compliance fees	24,148
Custodian fees	23,358
Legal fees	21,954
Insurance fees	21,380
Transfer agent fees	10,976
Reports to shareholders	8,317
Dividends on securities sold short	7,880,299
Borrowing expenses on securities sold short	1,908,819
Total expenses	16,065,188
NET INVESTMENT LOSS	(6,633,104)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:
Investment transactions	5,647,886
Securities sold short	17,026,406
Foreign currency related transactions	599
Net realized gain	22,674,891
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	12,971,740
Securities sold short	(9,307,747)
Foreign currency contracts	(39,244)
Translation of assets and liabilities denominated in foreign currencies	(33)
Net increase in unrealized appreciation/depreciation	3,624,716
Net realized and change in unrealized gain on investments	26,299,607
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,666,503

(1)	Inception date of the Fund was February 1, 2018.

See Notes to Financial Statements.

Statements of Changes in Net Assets

Weiss Strategic Interval Fund

For the Six Months Ended June 30, 2018 (unaudited)(1)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$(6,633,104)
Net realized gain on investments, securities sold short, and foreign currency translation	22,674,891
Net increase (decrease) in unrealized appreciation/depreciation on investments, securities sold short, forward currency exchange contracts and foreign currency translation	3,624,716
Net increase in net assets resulting from operations	19,666,503

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	166,061,445
Net increase in net assets resulting from capital share transactions	166,061,445
Net Increase in Net Assets	185,727,948
NET ASSETS:

Beginning of period	$—
End of period	$185,727,948
Accumulated net investment loss included in net assets at end of period	$(6,633,104)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	–
Shares created	16,606,145
Shares redeemed	–
Shares outstanding, end of period	16,606,145

(1)	Inception date of the Fund was February 1, 2018.

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended June 30, 2018(1)
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$19,666,503
Purchases of investments	(3,504,372,689)
Proceeds from sales of investments	2,854,277,686
Increase in receivable for investments sold	(205,326,330)
Increase in receivable for forward currency exchange contracts	(14,308)
Increase in dividends and interest receivable	(2,915,713)
Increase in prepaid expenses	(30,651)
Proceeds from securities sold short	3,858,626,179
Purchases to cover securities sold short	(3,240,762,797)
Increase in payable for investments purchased	201,128,445
Increase in payable for forward currency exchange contracts	53,552
Increase in payable for fund administration and fund accounting fees	46,211
Increase in payable for advisory fees	233,629
Increase in payable for compliance fees	15,543
Increase in payable for performance fees	2,540,185
Increase in payable for transfer agent fees and expenses	10,976
Increase in payable for legal fees	21,954
Increase in payable for custody fees	23,358
Increase in payable for audit fees	71,632
Increase in dividends and interest payable	1,678,225
Increase in payable for borrowing fees on securities sold short	360,428
Increase in accrued expenses and other liabilities	574
Net realized gain on investments	(5,647,886)
Net realized gain on securities sold short	(17,026,406)
Unrealized appreciation on investments	(12,971,740)
Unrealized depreciation on securities sold short	9,307,747
Net cash used in operating activities	(41,005,693)
CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from shares sold	166,061,445
Net cash provided by financing activities	166,061,445
Net change in cash	$125,055,752
CASH:

Beginning Balance	$—
Ending Balance	$125,055,752

(1)	Inception date of the Fund was February 1, 2018.

See Notes to Financial Statements.

Financial Highlights

Weiss Strategic Interval Fund
For the Six Months Ended June 30, 2018 (unaudited)(1)
PER SHARE DATA(2)
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	(0.40)
Net realized and unrealized gain on investments	1.58
Total from investment operations	1.18
Net asset value, end of period	$11.18
TOTAL RETURN(4)	11.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$185,728
Ratio of gross expenses to average net assets (5)(6)	22.12%
Ratio of dividends and borrowing expense on securities sold short to average net assets(5)	13.48%
Ratio of operating expenses to average net assets excluding dividends and borrowing expense on securities sold short(5)(6)	8.64%
Ratio of net investment loss to average net assets(5)(6)	(9.13)%
Portfolio turnover rate(4)(7)	404%
(1)	For the period February 1, 2018 (Commencement of operations) to June 30, 2018.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)

These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(7)

The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchasesor sales (excluding short positions). The denominator includes the average fair value of long positions throughout the period.

See Notes to Financial Statements.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2018

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include primarily domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund will operate as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statement of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statement. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, the sole shareholder will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of June 30, 2018, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common stocks(1)	$602,129,440	$-	$-	$602,129,440
Exchange-traded funds	23,785,188	-	-	23,785,188
Forward Currency Exchange Contracts(2)	-	14,308	-	14,308
Floating rate loans	-	42,800,000	-	42,800,000

Total Investments in Securities	$625,914,628	$42,814,308	$-	$668,728,936

Liabilities:
Investments in Securities Sold Short:
Common stocks sold short(1)	$(445,110,922)	$-	$-	$(445,110,922)
Exchange-traded funds sold short	(165,033,800)	-	-	(165,033,800)
Forward Currency Exchange Contracts(2)	-	(53,552)	-	(53,552)

Total Investments in Securities Sold Short	$(610,144,722)	$(53,552)	$-	$(610,198,274)

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increasesbetween the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required tovbe adjusted daily to reflect changes in the value of the securities or currencies sold short.

Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2018, the Fund’s average derivative volume is described below:

	Monthly Average Quantity	Monthly Average Notional Value
Forward Currency Exchange Contracts	11	$7,041,697

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2018:

	Fair Value
	Assets	Liabilities
Forward Currency Exchange Contracts	$14,308	$53,552

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018:

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts Liabilities
Foreign Exchange Contracts	$(39,244)

4. Fund Fees and Expenses

Under the terms of the Investment Adviser Agreement between the Fund and the Adviser, upon commencement of operations, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.50% . The Management Fee will be applied to the Fund’s NAV (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The Management Fee will be accrued at least weekly and paid monthly.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, upon commencement of operations the Fund will pay to the Adviser a performance-based Incentive Fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the Investment Profits attributable to each share for such calendar quarter; PROVIDED, HOWEVER, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Unrecouped Investment Losses as of the end of the previous calendar quarter.

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund. No administration and servicing fees will be charged until the Fund commences operations.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Investment Transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended June 30, 2018, were as follows:

	Purchases	Sales
U.S. Government	$-	$-

Other	3,496,000,243	2,845,905,241

9. Tax Footnote

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$54,905,913	$27,869,032	$(24,205,039)	$3,663,993
Forward foreign currency contracts	—	14,308	(53,552)	(39,244)

10. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the financial statement was issued and has determined that no items received recognition or disclosure.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

Date: August 24, 2018	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2018	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: August 24, 2018	By:	/s/ Jay Goldstein
Jay Goldstein
Treasurer
(Principal Financial Officer and Principal Accounting Officer)